Net Loss Per Share (Details) - Schedule of the calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss					$ (79,540)	$ (74,407)
Less: deemed dividend related to the exchange of Preferred Stock Series D-3A for Preferred Stock Series D-3						(3,182)
Net loss attributable to common stockholders					$ (79,540)	$ (77,589)
Denominator:
Weighted average shares outstanding – Basic and Dilutive (in Shares)	197,006,980	67,718,940	143,338,517	67,021,176	12,104,523	11,780,078
Basic and Diluted Net Loss Per Share (in Dollars per share)	$ (0.15)	$ (0.35)	$ (0.59)	$ (0.86)	$ (6.57)	$ (6.59)